Product Warranties - Summary of Changes in Product Warranty Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Product Warranty Accrual [Line Items]
Balance at beginning of period	$ 27.0	$ 26.2	$ 24.9
Accruals for product warranties	12.1	13.1	9.1
Settlements made in cash or in kind	(12.0)	(12.3)	(7.8)
Balance at end of period	$ 27.1	$ 27.0	$ 26.2